Notes Payable (Details) - Schedule of future minimum principal payments on the non-related party long term notes payable - USD ($)	Dec. 31, 2023	Jun. 30, 2022
Schedule Of Future Minimum Principal Payments On The Non Related Party Long Term Notes Payable Abstract
2023	$ 105,876	$ 2,815,231
2024	1,070,923	152,738
2025		103,031
2026		72,499
2027	$ 1,308,779	22,250
Thereafter		140,989
Total		$ 3,306,738